INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory write-down	$ 5,307	$ 36,241
Inventory write- off	$ 142,466